Leases (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Leases Abstract
Schedule of right of use

	December 31, 2024	Additions and contract modifications	Depreciation and impairments	Transfer to held for sale (note 15a)	Translation adjustment	June 30, 2025
Ports	51	–	(13)	–	4	42
Vessels	353	21	(24)	–	–	350
Pelletizing plants	109	(14)	(15)	–	15	95
Properties	94	24	(8)	(37)	11	84
Energy plants	28	–	(3)	–	1	26
Others	25	3	(13)	–	1	16
Total	660	34	(76)	(37)	32	613

Schedule of lease liabilities

	December 31, 2024	Additions and contract modifications	Payments (i)	Interest	Transfer to held for sale (note 15a)	Translation adjustment	June 30, 2025
Ports	54	–	(10)	1	–	4	49
Vessels	356	21	(31)	6	–	–	352
Pelletizing plants	126	(14)	(3)	3	–	17	129
Properties	107	24	(11)	2	(37)	13	98
Energy plants	43	–	(2)	2	–	1	44
Others	27	3	(6)	2	–	1	27
Total	713	34	(63)	16	(37)	36	699
Current liabilities	147						175
Non-current liabilities	566						524
Total	713						699

(i) The total amount of the variable lease payments not included in the measurement of lease liabilities was US$53 recorded in the income statement in the six-month period ended June 30, 2025 (2024: US$117).

Schedule of summary of annual minimum payments related

	2025	2026	2027	2028	2029 onwards	Total	Remaining term (years)	Discount rate
Ports	14	14	1	1	18	48	1 to 18	4% to 5%
Vessels	34	62	61	51	188	396	1 to 8	3% to 4%
Pelletizing plants	34	27	24	24	27	136	1 to 8	2% to 6%
Properties	11	22	21	20	114	188	1 to 14	2% to 6%
Energy plants	5	6	5	5	34	55	1 to 5	5%
Others	6	10	5	3	1	25	1 to 4	3% to 6%
Total	104	141	117	104	382	848